Subsidiary undertakings and related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Subsidiary undertakings and related party transactions
Basic salary and bonus	€ 6.7	€ 7.5	€ 7.0
Pension contributions	0.2	0.2	0.2
Share-based compensation expense	2.8	2.8	3.1
Total Directors' emoluments	€ 9.7	€ 10.5	€ 10.3